Advances to suppliers net (Details Narrative) - USD ($)	Jan. 13, 2025	Aug. 05, 2023	Sep. 30, 2024	Sep. 30, 2023
Frame work Agreement		2 years
Allowance for doubtful debts relating to advances to suppliers			$ 3,176	$ 3,176
Ningbo Runcai
Advance to related party			21,200,000
Ningbo Runcai | Subsequent Event [Member]
Proceeds from Related Party Debt	$ 4,800,000
Zhongjin Boda
Advance to related party			$ 24,200,000
Zhongjin Boda | Subsequent Event [Member]
Proceeds from Related Party Debt	$ 4,300,000